iShares
®
U.S. Regional Banks ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Diversified Banks  —  41 .7%
Comerica, Inc. ............................ 130,795 $ 11,370,009
Fifth Third Bancorp ........................ 555,755 26,014,892
First Citizens BancShares, Inc. , Class A ........... 10,299 22,103,508
KeyCorp ................................ 951,175 19,632,252
PNC Financial Services Group, Inc. (The) ......... 392,432 81,912,331
U.S. Bancorp ............................ 1,555,520 83,002,547
244,035,539
a
Regional Banks  —  58 .1%
Bank OZK .............................. 108,411 4,989,074
BOK Financial Corp. ........................ 22,621 2,679,684
Citizens Financial Group, Inc. ................. 439,746 25,685,564
Commerce Bancshares, Inc. .................. 132,392 6,929,397
Cullen/Frost Bankers, Inc. .................... 65,468 8,290,213
East West Bancorp, Inc. ..................... 140,873 15,832,717
First Financial Bankshares, Inc. ................ 133,431 3,985,584
First Horizon Corp. ......................... 504,157 12,049,352
FNB Corp. .............................. 366,693 6,270,450
Glacier Bancorp, Inc. ....................... 131,715 5,802,046
Home BancShares, Inc. ..................... 187,151 5,199,055
Huntington Bancshares, Inc. .................. 1,504,907 26,110,136
M&T Bank Corp. .......................... 153,798 30,987,221
Pinnacle Financial Partners, Inc. ................ 78,906 7,528,422
Popular, Inc. ............................. 68,268 8,500,731
Prosperity Bancshares, Inc. ................... 97,261 6,721,708
Regions Financial Corp. ..................... 897,824 24,331,030
Security Shares Value
a
Regional Banks (continued)
SOUTHSTATE BANK CORP. .................. 102,916 $ 9,685,425
Synovus Financial Corp. ..................... 141,849 7,099,542
Truist Financial Corp. ....................... 1,280,140 62,995,689
UMB Financial Corp. ....................... 73,103 8,409,769
United Bankshares, Inc. ..................... 143,434 5,507,866
Valley National Bancorp ..................... 491,023 5,735,149
Webster Financial Corp. ..................... 165,143 10,394,100
Western Alliance Bancorp .................... 105,687 8,885,106
Wintrust Financial Corp. ..................... 68,571 9,587,597
Zions Bancorp NA ......................... 151,168 8,849,375
339,042,002
a
Total Long-Term Investments — 99.8%
(Cost: $ 594,133,504 ) ................................ 583,077,541
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(a) (b)
............................. 761,391 761,391
a
Total Short-Term Securities — 0.1%
(Cost: $ 761,391 ) ................................... 761,391
Total Investments — 99.9%
(Cost: $ 594,894,895 ) ................................ 583,838,932
Other Assets Less Liabilities — 0 .1% ..................... 664,618
Net Assets — 100.0% ................................. $ 584,503,550
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(a)
. $ 5,246,795  $ —  $ (5,246,620)
(b)
$ (175) $ —  $ —  —  $ 2,271
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 1,058,655  —  (297,264)
(b)
—  —  761,391  761,391  22,375  —
$ (175) $ —
$ 761,391
$ 24,646  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
U.S. Regional Banks ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 8 03/20/26 $ 1,358 $ (2,556)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 583,077,541  $ —  $ —  $ 583,077,541
Short-Term Securities
Money Market Funds ...................................... 761,391  —  —  761,391
$ 583,838,932  $ —  $ —  $ 583,838,932
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (2,556) $ —  $ —  $ (2,556)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.